Note 6 - Other Assets - Other Assets 1 (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Raw land	$ 26,666,657	$ 27,407,677	$ 26,816,105
Right of use asset, net		661,000
Total other assets	4,949,592	5,709,586	7,646,207
Other Assets [Member]
Deferred rent receivable	2,127,276	2,680,886	2,883,581
Prepaid expenses, deposits and other	492,775	601,897	407,106
Accounts receivable, net	1,353,841	1,336,122	2,845,314
Raw land			900,000
Right of use asset, net	115,434	561,375
Other intangibles, net	172,483	212,932	293,832
Notes receivable	316,374	316,374	$ 316,374
Total other assets	$ 4,949,592	$ 5,709,586